Ares Dynamic Credit Allocation Fund, Inc. Schedule of Investments September 30, 2025 (Unaudited) (in thousands, except shares, percentages and as otherwise noted)

	Principal Amount (a)	Value (a)
Senior Loans 68.8% (b)(c)(d)
Automobiles and Components 4.4%
American Axle and Manufacturing, Inc., 1st Lien Term Loan, 02/24/2032 (e)(f)	$4,800	$4,770
Clarios Global, LP, 1st Lien Term Loan, 1M SOFR + 2.50%, 6.66%, 05/06/2030	2,784	2,782
LTI Holdings, Inc., 1st Lien Term Loan, 1M SOFR + 3.75%, 7.91%, 07/29/2029	2,910	2,934
Tenneco, Inc., 1st Lien Term Loan, 3M SOFR + 5.00%, 9.30%, 11/17/2028	3,000	2,931
Wand NewCo 3, Inc., 1st Lien Term Loan, 1M SOFR + 2.50%, 6.66%, 01/30/2031	1,976	1,968
		15,385
Capital Goods 12.2%
AI Aqua Merger Sub, Inc., 1st Lien Term Loan, 1M SOFR + 3.00%, 7.13%, 07/31/2028	4,478	4,485
Brown Group Holding, LLC, 1st Lien Term Loan, 3M SOFR + 2.75%, 7.06%, 07/01/2031	1,990	1,993
Crown Subsea Communications Holding, Inc., 1st Lien Term Loan, 1M SOFR + 3.50%, 7.66%, 01/30/2031	5,090	5,117
Kaman Corp., 1st Lien Delay Draw Term Loan, 02/26/2032 (h)	20	19
Kaman Corp., 1st Lien Term Loan, 6M SOFR + 2.50%, 6.70%, 02/26/2032	2,280	2,271
KKR Apple Bidco, LLC, 1st Lien Term Loan, 1M SOFR + 2.50%, 6.66%, 09/23/2031	2,487	2,487
Kodiak Building Partners, Inc., 1st Lien Term Loan, 3M SOFR + 3.75%, 7.75%, 12/04/2031	3,173	3,155
Madison IAQ, LLC, 1st Lien Term Loan, 06/21/2028 (e)	675	675
Madison IAQ, LLC, 1st Lien Term Loan, 6M SOFR + 3.25%, 7.45%, 05/06/2032	3,491	3,506
Pike Corp., 1st Lien Term Loan, 1M SOFR + 3.00%, 7.28%, 01/21/2028	2,772	2,785
Pinnacle Buyer, LLC, 1st Lien Delay Draw Term Loan, 09/10/2032 (e)	323	323
Pinnacle Buyer, LLC, 1st Lien Term Loan, 09/12/2032 (e)	1,677	1,680
Project Aurora U.S. Finco, Inc., 1st Lien Term Loan, 09/27/2032 (e)(f)	1,000	1,001
SPX Flow, Inc., 1st Lien Term Loan, 1M SOFR + 2.75%, 6.91%, 04/05/2029	2,000	2,007
TransDigm, Inc., 1st Lien Term Loan, 3M SOFR + 2.50%, 6.50%, 02/28/2031	3,450	3,448
Traverse Midstream Partners, LLC, 1st Lien Term Loan, 3M SOFR + 2.50%, 6.81%, 02/16/2028	2,747	2,749
White Cap Supply Holdings, LLC, 1st Lien Term Loan, 1M SOFR + 3.25%, 7.42%, 10/19/2029	2,978	2,977
Wilsonart, LLC, 1st Lien Term Loan, 3M SOFR + 4.25%, 8.25%, 08/05/2031	1,980	1,911
		42,589
Commercial and Professional Services 2.7%
GFL Environmental Services, Inc., 1st Lien Term Loan (Canada), 3M SOFR + 2.50%, 6.67%, 03/03/2032	3,311	3,307
iSolved, Inc., 1st Lien Term Loan, 1M SOFR + 2.75%, 6.91%, 10/15/2030	2,503	2,508
Turbo EMEA Holdings B.V., 1st Lien Term Loan (Netherlands), 09/23/2032 (e)	€3,000	3,524
		9,339
Consumer Distribution and Retail 1.4%
Peer Holding III B.V., 1st Lien Term Loan (Netherlands), 3M SOFR + 2.50%, 6.50%, 10/28/2030	$4,937	4,939

Consumer Services 7.2%
Belfor Holdings, Inc., 1st Lien Term Loan, 1M SOFR + 2.75%, 6.91%, 11/01/2030	1,106	1,109
Betclic Everest Group, 1st Lien Term Loan (France), 3M EURIBOR + 3.00%, 5.00%, 12/10/2031	€1,600	1,890
Century De Buyer, LLC, 1st Lien Term Loan, 3M SOFR + 3.00%, 7.30%, 10/30/2030	$4,715	4,717
Fertitta Entertainment, LLC, 1st Lien Term Loan, 01/27/2029 (e)	3,000	2,995
Fugue Finance B.V., 1st Lien Term Loan (Netherlands), 3M SOFR + 2.75%, 6.95%, 01/09/2032	1,564	1,566
Herschend Entertainment Company, LLC, 1st Lien Term Loan, 1M SOFR + 3.25%, 7.41%, 05/27/2032	2,244	2,250
IRB Holding Corp., 1st Lien Term Loan, 1M SOFR + 2.50%, 6.66%, 12/15/2027	3,984	3,985
Turquoise Topco, Ltd., 1st Lien Term Loan, 08/13/2032 (e)	4,500	4,503
Wash Multifamily Parent, Inc., 1st Lien Term Loan, 09/10/2032 (e)	2,250	2,257
		25,272
Energy 3.8%
CPPIB OVM Member U.S., LLC, 1st Lien Term Loan, 3M SOFR + 2.50%, 6.50%, 08/20/2031	3,491	3,497
Freeport LNG Investments, LLLP, 1st Lien Term Loan, 12/21/2028 (e)	997	996
Freeport LNG Investments, LLLP, 1st Lien Term Loan, 3M SOFR + 3.00%, 7.33%, 11/16/2026	3,316	3,313
Pasadena Performance Products, LLC, 1st Lien Term Loan, 02/27/2032 (e)(f)	2,748	2,748
Prairie ECI Acquiror, LP, 1st Lien Term Loan, 1M SOFR + 3.75%, 7.91%, 08/01/2029	342	344

Ares Dynamic Credit Allocation Fund, Inc. Schedule of Investments (continued) September 30, 2025 (Unaudited) (in thousands, except shares, percentages and as otherwise noted)

	Principal Amount (a)	Value (a)
Senior Loans (b)(c)(d) (continued)
TransMontaigne Operating Company, LP, 1st Lien Term Loan, 1M SOFR + 2.50%, 6.66%, 11/17/2028	$2,468	$2,469
		13,367
Financial Services 1.8%
Athena Holdco S.A.S., 1st Lien Term Loan (France), 3M EURIBOR + 3.50%, 5.48%, 04/14/2031	€3,020	3,552
Blackhawk Network Holdings, Inc., 1st Lien Term Loan, 1M SOFR + 4.00%, 8.16%, 03/12/2029	$1,489	1,493
Shift4 Payments, LLC, 1st Lien Term Loan, 3M SOFR + 2.50%, 6.50%, 06/30/2032	1,250	1,259
		6,304
Food and Beverage 1.3%
Chobani, LLC, 1st Lien Term Loan, 1M SOFR + 2.50%, 6.66%, 10/25/2027	4,383	4,393

Healthcare Equipment and Services 7.7%
Bausch + Lomb Corp., 1st Lien Term Loan (Canada), 1M SOFR + 4.00%, 8.17%, 09/29/2028	1,960	1,958
CNT Holdings I Corp., 1st Lien Term Loan, 3M SOFR + 2.25%, 6.56%, 11/08/2032	2,390	2,387
Confluent Medical Technologies, Inc., 1st Lien Term Loan, 3M SOFR + 3.00%, 7.00%, 02/16/2029 (f)	2,469	2,478
Electron BidCo, Inc., 1st Lien Term Loan, 1M SOFR + 2.75%, 6.91%, 11/01/2028	2,985	2,990
Ensemble RCM, LLC, 1st Lien Term Loan, 3M SOFR + 3.00%, 7.31%, 08/01/2029	4,278	4,287
Gainwell Acquisition Corp., 1st Lien Term Loan, 3M SOFR + 4.00%, 8.10%, 10/01/2027	3,740	3,676
Mamba Purchaser, Inc., 1st Lien Term Loan, 1M SOFR + 2.75%, 6.89%, 10/14/2031	2,737	2,742
Project Ruby Ultimate Parent Corp., 1st Lien Term Loan, 1M SOFR + 2.75%, 7.03%, 03/10/2028	2,000	2,000
Resonetics, LLC, 1st Lien Term Loan, 3M SOFR + 2.75%, 7.06%, 06/18/2031	2,610	2,606
Sotera Health Holdings, LLC, 1st Lien Term Loan, 3M SOFR + 2.50%, 6.66%, 05/30/2031	1,650	1,651
		26,775
Insurance 2.4%
Acrisure, LLC, 1st Lien Term Loan, 1M SOFR + 3.00%, 7.16%, 11/06/2030	1,983	1,977
Acropole Holding SAS, 1st Lien Term Loan (France), 07/16/2032 (e)(h)	€—	—
Acropole Holding SAS, 1st Lien Term Loan (France), 3M EURIBOR + 3.50%, 5.50%, 07/26/2032	€4,119	4,851
Howden Group Holdings, Ltd., 1st Lien Term Loan (Great Britain), 1M SOFR + 2.75%, 6.91%, 02/15/2031	$1,592	1,592
		8,420
Materials 2.9%
Ahlstrom-Munksjo Holding 3 Oy, 1st Lien Term Loan (Finland), 3M SOFR + 4.25%, 8.51%, 05/23/2030	4,489	4,483
Nouryon Finance B.V., 1st Lien Term Loan (Netherlands), 6M SOFR + 3.25%, 7.04%, 04/03/2028	1,983	1,984
Nouryon Finance B.V., 1st Lien Term Loan (Netherlands), 3M SOFR + 3.25%, 7.42%, 04/03/2028	983	982
WR Grace Holdings, LLC, 1st Lien Term Loan, 3M SOFR + 3.00%, 7.00%, 08/19/2032	2,750	2,755
		10,204
Pharmaceuticals, Biotechnology and Life Sciences 1.2%
Bausch Health Companies, Inc., 1st Lien Term Loan (Canada), 10/08/2030 (e)	1,000	984
Curium BidCo S.a r.l., 1st Lien Term Loan (Luxembourg), 3M EURIBOR + 3.50%, 5.44%, 08/04/2031	€1,000	1,177
Precision Medicine Group, LLC, 1st Lien Term Loan, 1M SOFR + 3.50%, 7.66%, 08/20/2032	$2,000	1,991
		4,152
Real Estate Management and Development 1.1%
Forest City Enterprises, LP, 1st Lien Term Loan, 1M SOFR + 3.50%, 7.78%, 12/08/2025	4,001	3,980

Semiconductors and Semiconductor Equipment 0.5%
SanDisk Corp., 1st Lien Term Loan, 1M SOFR + 3.00%, 7.14%, 02/20/2032	1,875	1,876

Software and Services 7.5%
Access CIG, LLC, 1st Lien Term Loan, 6M SOFR + 4.00%, 8.03%, 08/16/2030	2,216	2,220
Asurion, LLC, 1st Lien Term Loan, 1M SOFR + 3.25%, 7.53%, 07/31/2027	987	987
Avalara, Inc., 1st Lien Term Loan, 3M SOFR + 3.25%, 7.25%, 03/26/2032	4,489	4,488
BEP Intermediate Holdco, LLC, 1st Lien Term Loan, 1M SOFR + 2.75%, 6.91%, 04/25/2031	3,042	3,047
Conservice Midco, LLC, 1st Lien Term Loan, 1M SOFR + 2.75%, 6.91%, 05/13/2030	2,475	2,480
Databricks, Inc., 1st Lien Delay Draw Term Loan, 01/03/2031 (f)(h)	—	—
Databricks, Inc., 1st Lien Term Loan, 1M SOFR + 4.50%, 8.72%, 01/03/2031 (f)	4,098	4,150

Ares Dynamic Credit Allocation Fund, Inc. Schedule of Investments (continued) September 30, 2025 (Unaudited) (in thousands, except shares, percentages and as otherwise noted)

	Principal Amount (a)	Value (a)
Senior Loans (b)(c)(d) (continued)
Disco Parent, Inc., 1st Lien Term Loan, 3M SOFR + 3.25%, 7.48%, 08/06/2032 (f)	$1,224	$1,227
Ivanti Security Holdings, LLC, 1st Lien Revolving Loan, 06/01/2029 (f)(h)	—	—
McAfee Corp., 1st Lien Term Loan, 1M SOFR + 3.00%, 7.22%, 03/01/2029	2,978	2,839
Proofpoint, Inc., 1st Lien Term Loan, 1M SOFR + 3.00%, 7.16%, 08/31/2028	3,980	3,990
Queen Mergerco, Inc., 1st Lien Term Loan, 1M SOFR + 3.00%, 7.16%, 04/30/2032	756	761
		26,189
Sports, Media and Entertainment 4.6%
Creative Artists Agency, LLC, 1st Lien Term Loan, 1M SOFR + 2.50%, 6.66%, 10/01/2031	4,254	4,258
Dorna Sports, S.L., 1st Lien Term Loan (Spain), 3M EURIBOR + 2.75%, 4.82%, 08/18/2032	€1,000	1,180
Gray Television, Inc., 1st Lien Term Loan, 1M SOFR + 3.00%, 7.25%, 12/01/2028	$3,971	3,968
NEP Group, Inc., 1st Lien Term Loan, 3M SOFR + 4.00%, 8.46%, 08/19/2026	2,632	2,619
Univision Communications, Inc., 1st Lien Term Loan, 3M SOFR + 4.25%, 8.25%, 06/24/2029	970	970
Virgin Media Bristol, LLC, 1st Lien Term Loan, 6M SOFR + 3.18%, 7.37%, 03/31/2031	3,000	2,955
		15,950
Technology Hardware and Equipment 1.6%
CommScope, Inc., 1st Lien Term Loan, 1M SOFR + 4.75%, 8.91%, 12/17/2029	5,500	5,562

Telecommunication Services 2.0%
Delta TopCo, Inc., 1st Lien Term Loan, 3M SOFR + 2.75%, 7.02%, 11/30/2029	3,474	3,431
Lumen Technologies, Inc., 1st Lien Term Loan, 1M SOFR + 6.00%, 10.16%, 06/01/2028	854	868
QualityTech, LP, 1st Lien Term Loan, 1M SOFR + 3.50%, 7.61%, 11/04/2031 (f)	2,487	2,487
		6,786
Utilities 2.5%
Astoria Energy, LLC, 1st Lien Term Loan, 1M SOFR + 2.75%, 6.75%, 06/23/2032	1,933	1,936
Hamilton Projects Acquiror, LLC, 1st Lien Term Loan, 1M SOFR + 2.50%, 6.66%, 05/30/2031	3,371	3,379
South Field, LLC, 1st Lien Term Loan, 08/29/2031 (e)	3,369	3,372
		8,687
Total Senior Loans (Cost: $238,895)		240,169

Corporate Bonds 55.0%
Automobiles and Components 0.7%
Wand NewCo 3, Inc., 7.63%, 01/30/2032 (d)	500	527
ZF North America Capital, Inc., 7.50%, 03/24/2031 (d)	1,750	1,738
		2,265
Capital Goods 5.3%
Bombardier, Inc., (Canada), 6.75%, 06/15/2033 (d)	1,000	1,043
Bombardier, Inc., (Canada), 8.75%, 11/15/2030 (d)	2,500	2,696
Builders FirstSource, Inc., 6.38%, 03/01/2034 (d)	1,650	1,700
Builders FirstSource, Inc., 6.75%, 05/15/2035 (d)	2,500	2,610
Gates Corp., 6.88%, 07/01/2029 (d)	1,000	1,038
Lottomatica Group SpA, 11.00%, 08/15/2032 (d)	1,000	973
OneSky Flight, LLC, 8.88%, 12/15/2029 (d)	3,000	3,154
Standard Building Solutions, Inc., 6.50%, 08/15/2032 (d)	3,000	3,079
United Rentals, Inc., 6.13%, 03/15/2034 (d)	2,000	2,079
		18,372
Consumer Durables and Apparel 0.7%
Ashton Woods USA, LLC, 6.88%, 08/01/2033 (d)	2,500	2,522

Consumer Services 3.7%
Hilton Domestic Operating Co., Inc., 5.75%, 05/01/2028 (d)	4,000	4,005
Light and Wonder International, Inc., 6.25%, 10/01/2033 (d)	2,750	2,755

Ares Dynamic Credit Allocation Fund, Inc. Schedule of Investments (continued) September 30, 2025 (Unaudited) (in thousands, except shares, percentages and as otherwise noted)

	Principal Amount (a)	Value (a)
Corporate Bonds (continued)
MGM Resorts International, 6.50%, 04/15/2032	$2,500	$2,547
Rivers Enterprise Lender, LLC, 6.25%, 10/15/2030 (d)(g)	2,500	2,520
Station Casinos, LLC, 6.63%, 03/15/2032 (d)	1,200	1,233
		13,060
Energy 12.5%
Antero Resources Corp., 7.63%, 02/01/2029 (d)	2,222	2,264
Ascent Resources - Utica, LLC, 6.63%, 07/15/2033 (d)	2,500	2,535
Blue Racer Midstream, LLC, 6.63%, 07/15/2026 (d)	1,500	1,501
Blue Racer Midstream, LLC, 7.00%, 07/15/2029 (d)	1,500	1,554
DCP Midstream Operating, LP, 8.13%, 08/16/2030	3,330	3,825
Kodiak Gas Services, LLC, 6.75%, 10/01/2035 (d)	2,500	2,568
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031 (d)	3,685	3,611
Nabors Industries, Inc., 9.13%, 01/31/2030 (d)	3,000	3,135
Occidental Petroleum Corp., 8.88%, 07/15/2030	3,500	4,045
Parkland Corp., (Canada), 6.63%, 08/15/2032 (d)	2,000	2,054
Sunoco, LP, 7.25%, 05/01/2032 (d)	3,125	3,280
Tallgrass Energy Partners, LP, 7.38%, 02/15/2029 (d)	2,500	2,574
TransMontaigne Partners, LLC, 8.50%, 06/15/2030 (d)	2,750	2,865
Transocean, Inc., (Cayman Islands), 6.80%, 03/15/2038	1,061	900
Transocean, Inc., (Cayman Islands), 7.88%, 10/15/2032 (c)(d)(g)	1,500	1,500
Transocean, Inc., (Cayman Islands), 8.75%, 02/15/2030 (d)	563	592
Williams Cos., Inc., 8.75%, 03/15/2032	4,000	4,852
		43,655
Equity Real Estate Investment Trusts (REITs) 1.9%
HAT Holdings I, LLC, 8.00%, 06/15/2027 (d)	3,778	3,934
Iron Mountain, Inc., 7.00%, 02/15/2029 (d)	2,500	2,576
		6,510
Financial Services 3.8%
Ally Financial, Inc., 8.00%, 11/01/2031	2,000	2,280
Community Health Systems, Inc., 10.88%, 01/15/2032 (d)	1,500	1,587
Ford Motor Credit Co., LLC, 6.80%, 05/12/2028	2,500	2,597
Ford Motor Credit Co., LLC, 6.95%, 06/10/2026	1,000	1,013
Ford Motor Credit Co., LLC, 7.35%, 11/04/2027	1,465	1,528
Shift4 Payments, LLC, 6.75%, 08/15/2032 (d)	2,000	2,068
Summit Midstream Holdings, LLC, 8.63%, 10/31/2029 (d)	2,200	2,211
		13,284
Insurance 1.5%
Acrisure, LLC, 7.50%, 11/06/2030 (d)	1,081	1,126
Alliant Holdings Intermediate, LLC, 6.75%, 04/15/2028 (d)	2,500	2,544
Howden U.K. Refinance PLC, (Great Britain), 7.25%, 02/15/2031 (d)	1,400	1,441
		5,111
Materials 4.3%
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026	4,350	4,486
First Quantum Minerals, Ltd., (Canada), 7.25%, 02/15/2034 (d)	2,000	2,068
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/2026 (d)	1,621	1,435
Novelis Corp., 6.38%, 08/15/2033 (d)	2,471	2,500
Quikrete Holdings, Inc., 6.38%, 03/01/2032 (d)	2,750	2,849
Trident TPI Holdings, Inc., 12.75%, 12/31/2028 (d)	1,500	1,599
		14,937

Ares Dynamic Credit Allocation Fund, Inc. Schedule of Investments (continued) September 30, 2025 (Unaudited) (in thousands, except shares, percentages and as otherwise noted)

	Principal Amount (a)	Value (a)
Corporate Bonds (continued)
Pharmaceuticals, Biotechnology and Life Sciences 1.3%
1261229 BC, Ltd., (Canada), 10.00%, 04/15/2032 (d)	$1,500	$1,538
IQVIA, Inc., 6.25%, 06/01/2032 (d)	2,850	2,931
		4,469
Semiconductors and Semiconductor Equipment 0.5%
Amkor Technology, Inc., 6.63%, 09/15/2027 (d)	1,871	1,872

Software and Services 4.1%
Beacon Roofing Supply, Inc., 6.75%, 04/30/2032 (d)	2,250	2,326
Fair Isaac Corp., 6.00%, 05/15/2033 (d)	2,000	2,025
Leidos, Inc., 7.13%, 07/01/2032	2,500	2,796
Open Text Corp., (Canada), 6.90%, 12/01/2027 (d)	4,500	4,687
SS&C Technologies, Inc., 6.50%, 06/01/2032 (d)	2,500	2,587
		14,421
Sports, Media and Entertainment 4.8%
Ashton Woods USA, LLC, 7.38%, 03/01/2031 (d)	1,200	1,240
Belo Corp., 7.25%, 09/15/2027	3,250	3,378
Charter Communications Operating, LLC, 6.10%, 06/01/2029	1,650	1,732
Charter Communications Operating, LLC, 6.55%, 06/01/2034	1,650	1,758
Fox Corp., 6.50%, 10/13/2033	3,000	3,303
Live Nation Entertainment, Inc., 6.50%, 05/15/2027 (d)	3,250	3,281
Univision Communications, Inc., 8.00%, 08/15/2028 (d)	2,000	2,072
		16,764
Technology Hardware and Equipment 2.8%
Amentum Holdings, Inc., 7.25%, 08/01/2032 (d)	3,250	3,374
Dell International, LLC, 6.02%, 06/15/2026	875	882
Dell International, LLC, 6.10%, 07/15/2027	1,500	1,547
Diebold Nixdorf, Inc., 7.75%, 03/31/2030 (d)	2,250	2,376
Insight Enterprises, Inc., 6.63%, 05/15/2032 (d)	1,500	1,538
		9,717
Telecommunication Services 2.9%
Iliad Holding S.A.S, (France), 7.00%, 10/15/2028 (d)	1,000	1,017
Level 3 Financing, Inc., 7.00%, 03/31/2034 (d)	2,000	2,039
Lumen Technologies, Inc., 10.00%, 10/15/2032 (d)	1,750	1,770
Sprint, LLC, 7.63%, 03/01/2026	5,250	5,261
		10,087
Transportation 1.0%
Hamilton Projects Acquiror, LLC, 6.25%, 06/01/2028 (d)	3,500	3,566

Utilities 3.2%
CQP Holdco, LP, 7.50%, 12/15/2033 (d)	1,750	1,899
NRG Energy, Inc., 6.25%, 11/01/2034 (d)	2,000	2,050
Venture Global Plaquemines LNG, LLC, 6.50%, 01/15/2034 (d)	750	789
Venture Global Plaquemines LNG, LLC, 7.50%, 05/01/2033 (d)	1,500	1,658
Venture Global Plaquemines LNG, LLC, 7.75%, 05/01/2035 (d)	1,500	1,693
Vistra Operations Co, LLC, 7.75%, 10/15/2031 (d)	3,000	3,175
		11,264
Total Corporate Bonds (Cost: $187,038)		191,876

Ares Dynamic Credit Allocation Fund, Inc. Schedule of Investments (continued) September 30, 2025 (Unaudited) (in thousands, except shares, percentages and as otherwise noted)

	Principal Amount (a)	Value (a)
Collateralized Loan Obligations 42.7% (d)(f)
Collateralized Loan Obligations - Debt 24.1% (b)(c)
Investment Funds and Vehicles 24.1%
AIMCO CLO 14, Ltd., (Cayman Islands), 3M LIBOR + 4.80%, 8.72%, 10/20/2038 (g)	$750	$754
AIMCO CLO, Ltd. 2015-A, (Cayman Islands), 3M LIBOR + 4.60%, 8.83%, 10/17/2038	850	859
Anchorage Capital CLO 6, Ltd., (Cayman Islands), 3M LIBOR + 6.15%, 10.42%, 07/22/2038	325	329
Atrium XIV, LLC, (Cayman Islands), 3M LIBOR + 6.50%, 10.82%, 10/16/2037	2,800	2,829
Atrium XV, (Cayman Islands), 3M LIBOR + 6.50%, 10.82%, 07/16/2037	1,188	1,197
Bain Capital Credit CLO, Ltd. 2021-5, (Cayman Islands), 3M LIBOR + 6.76%, 11.08%, 10/23/2034	2,000	1,979
Ballyrock CLO 26, Ltd., (Cayman Islands), 3M LIBOR + 6.10%, 10.42%, 07/25/2037	950	964
Benefit Street Partners CLO XIV, Ltd., (Cayman Islands), 3M LIBOR + 6.15%, 10.48%, 10/20/2037	2,750	2,793
Benefit Street Partners CLO XXXIV, Ltd., (Cayman Islands), 3M LIBOR + 6.70%, 11.02%, 07/25/2037	500	510
Benefit Street Partners CLO XXXV, Ltd., (Jersey), 3M LIBOR + 6.10%, 10.42%, 04/25/2037	750	761
Brookhaven Park CLO, Ltd., (Cayman Islands), 3M LIBOR + 6.50%, 10.83%, 04/19/2037	500	506
Captree Park CLO, Ltd., (Jersey), 3M LIBOR + 6.00%, 10.33%, 07/20/2037	875	886
Carlyle US CLO 2019-3, Ltd., (Cayman Islands), 3M LIBOR + 7.34%, 11.67%, 04/20/2037	1,650	1,675
Carlyle US CLO 2021 11A, Ltd., (Cayman Islands), 3M LIBOR + 6.50%, 10.82%, 07/25/2037	500	505
Carlyle US CLO 2022-5, Ltd., (Cayman Islands), 3M LIBOR + 7.10%, 11.42%, 10/15/2037	2,095	2,132
Carlyle US CLO 2024-1, Ltd., (Cayman Islands), 3M LIBOR + 6.92%, 11.24%, 04/15/2037	548	556
Carlyle US CLO 2024-2, Ltd., (Cayman Islands), 3M LIBOR + 6.85%, 11.17%, 04/25/2037	1,000	1,017
Carlyle US CLO 2024-3, Ltd., (Cayman Islands), 3M LIBOR + 6.40%, 10.72%, 07/25/2036	1,600	1,628
Carlyle US CLO 2025-4, Ltd., (Cayman Islands), 3M LIBOR + 5.00%, 8.96%, 10/25/2037	800	807
CIFC Funding, Ltd., (Cayman Islands), 3M LIBOR + 4.75%, 10/23/2038 (g)	250	251
CIFC Funding, Ltd. 2019-VII, (Cayman Islands), 3M LIBOR + 4.90%, 8.99%, 10/19/2038	1,000	1,010
CIFC Funding, Ltd. 2021-1A, (Cayman Islands), 3M LIBOR + 6.00%, 10.32%, 07/25/2037	1,150	1,158
CIFC Funding, Ltd. 2021-VI, (Cayman Islands), 3M LIBOR + 6.51%, 10.83%, 10/15/2034	2,000	2,012
CIFC Funding, Ltd. 2021-VII, (Cayman Islands), 3M LIBOR + 4.90%, 9.13%, 01/23/2035	2,516	2,530
CIFC Funding, Ltd. 2022-IV, (Cayman Islands), 3M LIBOR + 5.25%, 9.53%, 07/16/2035	1,000	1,008
CIFC Funding, Ltd. 2023-I, (Cayman Islands), 3M LIBOR + 4.70%, 8.71%, 10/15/2038 (g)	950	955
CIFC Funding, Ltd. 2025-V, (Cayman Islands), 3M LIBOR + 4.90%, 8.90%, 10/15/2038	525	532
Dryden 104 CLO, Ltd., (Cayman Islands), 3M LIBOR + 7.40%, 11.60%, 08/20/2034	2,878	2,898
Dryden 115 CLO, Ltd., (Jersey), 3M LIBOR + 7.10%, 11.43%, 04/18/2037	1,000	1,020
Elmwood CLO 20, Ltd., (Cayman Islands), 3M LIBOR + 6.00%, 10.32%, 01/17/2037	2,000	2,006
Elmwood CLO 28, Ltd., (Cayman Islands), 3M LIBOR + 6.00%, 10.32%, 04/17/2037	500	504
Elmwood CLO 44, Ltd., (Cayman Islands), 3M LIBOR + 4.70%, 8.66%, 10/20/2038	700	705
Elmwood CLO I, Ltd., (Cayman Islands), 3M LIBOR + 6.40%, 10.73%, 04/20/2037	3,000	3,011
Elmwood CLO IV, Ltd., (Cayman Islands), 3M LIBOR + 6.15%, 10.48%, 04/18/2037	1,369	1,362
Elmwood CLO VIII, Ltd., (Cayman Islands), 3M LIBOR + 6.25%, 10.58%, 04/20/2037	500	497
Empower CLO, Ltd., (Jersey), 3M LIBOR + 7.82%, 12.15%, 01/20/2037	250	252
Flatiron CLO 21, Ltd., (Cayman Islands), 3M LIBOR + 5.90%, 10.23%, 10/19/2037	250	251
Flatiron CLO 24, Ltd., (Jersey), 3M LIBOR + 7.83%, 12.15%, 01/15/2037	250	254
Freeport LNG investments, LLLP, (Cayman Islands), 3M LIBOR + 0.00%, 7.95%, 04/20/2038	1,900	1,931
Generate CLO 12, Ltd., (Cayman Islands), 3M LIBOR + 0.00%, 7.91%, 07/20/2038	250	256
Generate CLO 16, Ltd., (Cayman Islands), 3M LIBOR + 6.15%, 10.48%, 07/20/2037	500	505
Golub Capital Partners CLO 60B, Ltd., (Cayman Islands), 3M LIBOR + 6.00%, 10.32%, 10/25/2034	1,250	1,255
Invesco CLO, Ltd., (Cayman Islands), 3M LIBOR + 6.41%, 10.73%, 07/15/2034	1,000	977
KKR CLO 46, Ltd., (Cayman Islands), 3M LIBOR + 7.00%, 11.33%, 10/20/2037	250	254
KKR CLO 58, Ltd., (Cayman Islands), 3M LIBOR + 5.30%, 9.28%, 10/15/2038	400	402
Madison Park Funding LIX, Ltd., (Cayman Islands), 3M LIBOR + 6.40%, 10.73%, 04/18/2037	1,350	1,356
Madison Park Funding LVII, Ltd., (Cayman Islands), 3M LIBOR + 6.70%, 11.01%, 07/27/2034	1,185	1,181
Madison Park Funding LXI, Ltd., (Jersey), 3M LIBOR + 7.68%, 12.01%, 01/20/2037	250	254
Madison Park Funding LXIX Ltd., (Cayman Islands), 3M LIBOR + 6.25%, 10.57%, 07/25/2037	1,000	1,012
Madison Park Funding LXXIII, Ltd., (Cayman Islands), 3M LIBOR + 4.95%, 8.91%, 10/17/2038	1,300	1,318
Madison Park Funding XIV, Ltd., (Cayman Islands), 3M LIBOR + 8.03%, 12.36%, 10/22/2030	2,500	2,172
Madison Park Funding XXXI, Ltd., (Cayman Islands), 3M LIBOR + 6.40%, 10.72%, 07/23/2037	775	780
Madison Park Funding XXXII, Ltd., (Cayman Islands), 3M LIBOR + 6.40%, 10.73%, 07/22/2037	3,000	3,017
Madison Park Funding XXXIV, Ltd., (Cayman Islands), 3M LIBOR + 6.50%, 10.82%, 10/16/2037	850	858
Madison Park Funding XXXV, Ltd., (Cayman Islands), 3M LIBOR + 6.36%, 10.69%, 04/20/2032	1,500	1,504

Ares Dynamic Credit Allocation Fund, Inc. Schedule of Investments (continued) September 30, 2025 (Unaudited) (in thousands, except shares, percentages and as otherwise noted)

	Principal Amount (a)	Value (a)
Collateralized Loan Obligations (d)(f) (continued)
Madison Park Funding XXXVII, Ltd., (Cayman Islands), 3M LIBOR + 6.60%, 10.92%, 04/15/2037	$500	$504
Magnetite CLO, Ltd., (Cayman Islands), 3M LIBOR + 4.75%, 8.68%, 10/20/2038 (g)	1,000	1,005
Magnetite XXIV, Ltd., (Cayman Islands), 3M LIBOR + 6.40%, 10.72%, 04/15/2035	2,750	2,774
Magnetite XXIX, Ltd., (Cayman Islands), 3M LIBOR + 6.00%, 10.32%, 07/15/2037	250	253
Milford Park CLO, Ltd., (Jersey), 3M LIBOR + 0.00%, 7.83%, 01/20/2038	1,500	1,518
Oak Hill Credit Partners X-R, Ltd., (Cayman Islands), 3M LIBOR + 4.40%, 8.73%, 04/20/2038	1,500	1,491
OCP CLO 2021-21, Ltd., (Cayman Islands), 3M LIBOR + 0.00%, 7.82%, 01/20/2038	1,700	1,723
OCP CLO 2023-27, Ltd., (Cayman Islands), 3M LIBOR + 4.95%, 9.24%, 07/15/2038	700	704
OCP CLO 2025-45, Ltd., (Cayman Islands), 3M LIBOR + 4.75%, 10/15/2038 (g)	265	266
Octagon Investment Partners 49, Ltd., (Cayman Islands), 3M LIBOR + 7.33%, 11.65%, 04/15/2037	1,000	1,004
OHA Credit Funding 10-R, Ltd., (Cayman Islands), 3M LIBOR + 4.85%, 9.13%, 07/18/2038	850	854
OHA Credit Funding 3, Ltd., (Cayman Islands), 3M LIBOR + 5.00%, 9.33%, 01/20/2038	1,000	1,006
OHA Credit Partners XIII, Ltd., (Cayman Islands), 3M LIBOR + 5.75%, 10.08%, 10/21/2037	610	615
OHA Loan Funding 2013-1, Ltd., (Cayman Islands), 3M LIBOR + 5.90%, 10.22%, 04/23/2037	1,500	1,515
RR 2025-41, Ltd., (Cayman Islands), 3M LIBOR + 4.85%, 8.81%, 10/15/2040	1,600	1,606
Serenity-Peace Park CLO, Ltd., (Cayman Islands), 3M LIBOR + 4.85%, 8.82%, 10/24/2038	850	855
Sixth Street CLO XIX, Ltd., (Cayman Islands), 3M LIBOR + 5.00%, 9.28%, 07/17/2038	1,000	1,009
Trimaran Cavu 2021-1, Ltd., (Cayman Islands), 3M LIBOR + 7.00%, 11.32%, 07/23/2037	625	630
Voya CLO, Ltd., (Cayman Islands), 3M LIBOR + 6.05%, 10.38%, 07/20/2037	350	354
Wehle Park CLO, Ltd. 2022-1, (Jersey), 3M LIBOR + 5.40%, 9.35%, 10/21/2038 (g)	750	754
		84,375
Collateralized Loan Obligations - Equity 18.6%
Investment Funds and Vehicles 18.6%
AIMCO CLO 23, Ltd., (Cayman Islands), 15.65%, 04/20/2038	1,860	1,815
AIMCO CLO XI, Ltd., (Cayman Islands), 19.09%, 10/17/2034	2,180	1,714
AIMCO CLO XVI, Ltd., (Cayman Islands), 13.78%, 07/17/2037	1,208	827
AIMCO CLO XX, Ltd., (Cayman Islands), 12.00%, 10/16/2036	1,588	1,309
AIMCO CLO XXII, Ltd., (Jersey), 13.07%, 04/19/2037	410	317
Allegro CLO V, Ltd., (Cayman Islands), 10/16/2030	2,000	—
Atrium XIV, LLC, (Cayman Islands), 10/16/2037	6,744	3,429
Bain Capital Credit CLO 2024-2, Ltd., (Jersey), 13.67%, 07/15/2037	960	711
Bain Capital Credit CLO, Ltd. 2022-1, (Cayman Islands), 4.81%, 04/18/2035	1,500	543
Benefit Street Partners Clo XXXVII, Ltd., (Cayman Islands), 15.60%, 01/25/2038	1,950	1,950
Blueberry Park CLO, Ltd., (Jersey), 10/20/2037	1,840	106
Blueberry Park CLO, Ltd., (Jersey), 13.20%, 10/20/2037	1,840	1,367
Carlyle Global Market Strategies CLO, Ltd. 2018-3, (Cayman Islands), 10/15/2030	3,223	199
Carlyle US CLO 2024-3, Ltd., (Cayman Islands), 12.65%, 07/25/2036	2,250	1,618
Carlyle US CLO 2024-5, Ltd., (Cayman Islands), 12.70%, 10/25/2036	1,580	1,308
CIFC Funding 2024-III, Ltd., (Cayman Islands), 12.02%, 07/21/2037	400	309
CIFC Funding 2024-IV, Ltd., (Cayman Islands), 13.12%, 10/16/2037	1,830	1,528
CIFC Funding, Ltd. 2020-3A, (Cayman Islands), 16.88%, 10/20/2034	1,996	1,215
CIFC Funding, Ltd. 2021-5A, (Cayman Islands), 14.38%, 01/15/2038	2,986	1,854
Dryden 98 CLO, Ltd., (Cayman Islands), 9.46%, 04/20/2035	1,100	464
Elmwood CLO 26, Ltd., (Cayman Islands), 9.53%, 04/18/2037	500	326
Elmwood CLO 32, Ltd., (Cayman Islands), 12.95%, 10/18/2037	1,770	1,383
Elmwood CLO 35, Ltd., (Cayman Islands), 12.18%, 10/18/2037	1,020	769
Elmwood CLO XI, Ltd., (Cayman Islands), 17.01%, 10/20/2034	1,280	1,025
Generate CLO 18, Ltd., (Cayman Islands), 15.47%, 01/20/2038	4,190	3,336
Invesco CLO 2021-3, Ltd., (Cayman Islands), 10/22/2034	113	30
Invesco CLO 2021-3, Ltd., (Cayman Islands), 16.27%, 10/22/2034	1,130	438
KKR CLO 50 Ltd, (Cayman Islands), 7.05%, 04/20/2037	1,151	688
LCM XV, LP, (Cayman Islands), 07/20/2030	5,875	153
Madison Park Funding LIII, Ltd., (Cayman Islands), 7.12%, 04/21/2035	2,188	1,060
Madison Park Funding LIX, Ltd., (Cayman Islands), 6.15%, 04/18/2037	2,762	1,556
Madison Park Funding LXVI, Ltd., (Cayman Islands), 13.92%, 10/21/2037	560	517
Madison Park Funding LXVII, Ltd., (Cayman Islands), 10.09%, 04/25/2037	250	199
Madison Park Funding LXXI, Ltd., (Cayman Islands), 16.02%, 04/23/2038	630	661

Ares Dynamic Credit Allocation Fund, Inc. Schedule of Investments (continued) September 30, 2025 (Unaudited) (in thousands, except shares, percentages and as otherwise noted)

	Principal Amount (a)	Value (a)
Collateralized Loan Obligations (d)(f) (continued)
Madison Park Funding XII, Ltd., (Cayman Islands), 07/20/2026	$4,000	$1
Madison Park Funding XXII, Ltd., (Cayman Islands), 17.12%, 01/15/2033	6,193	2,954
Madison Park Funding XXX, Ltd., (Cayman Islands), 10.71%, 07/16/2027	2,715	1,280
Madison Park Funding XXXI, Ltd., (Cayman Islands), 8.70%, 07/23/2037	2,000	943
Madison Park Funding XXXII, Ltd., (Cayman Islands), 12.23%, 01/22/2048	2,472	1,085
Madison Park Funding, Ltd., (Cayman Islands), 15.52%, 07/21/2038	1,589	1,332
Magnetite XLIV, Ltd., 11.36%, 10/15/2037	2,400	1,897
Magnetite XXVIII, Ltd., (Cayman Islands), 19.25%, 01/20/2035	2,803	2,037
Magnetite XXXVIII, Ltd., 8.04%, 04/15/2037	250	191
Oaktree CLO, Ltd. 2015-1, (Cayman Islands), 10/20/2027	4,000	68
OCP CLO 2024-34, Ltd., 13.06%, 10/15/2037	450	353
OHA Credit Funding 1, Ltd., (Cayman Islands), 8.97%, 04/20/2037	5,700	4,446
OHA Credit Partners VII, Ltd., (Cayman Islands), 24.26%, 02/20/2038	2,672	1,450
OHA Credit Partners XI, Ltd., (Cayman Islands), 8.64%, 04/20/2037	400	214
OHA Credit Partners XIV, Ltd., (Cayman Islands), 12.23%, 07/21/2037	753	549
OHA Credit Partners XVI, (Cayman Islands), 15.50%, 10/18/2034	1,675	1,172
OHA Credit Partners XVII, Ltd., (Cayman Islands), 11.46%, 01/18/2038	610	550
OHA Loan Funding, Ltd. 2016-1, (Cayman Islands), 17.02%, 07/20/2037	3,613	2,154
RR 19, Ltd., (Cayman Islands), 17.81%, 10/15/2121	2,471	1,975
RR 38, Ltd., (Cayman Islands), 13.20%, 04/15/2040	470	414
RRX 7, Ltd. 2022-7, (Cayman Islands), 6.80%, 07/15/2122	3,875	1,993
Signal Peak CLO XI, Ltd., (Cayman Islands), 17.29%, 07/18/2037	1,750	1,438
Voya CLO 2024-1, Ltd., (Cayman Islands), 13.21%, 04/15/2037	2,142	1,674
		64,894
Total Collateralized Loan Obligations (Cost: $157,719)		149,269
Total Investments - 166.5% (Cost: $583,652)		$581,314
Liabilities in Excess of Other Assets - (66.5%)		(232,212)
Net Assets - 100.0%		$349,102

Footnotes:

(a)	Investment holdings in foreign currencies are converted to U.S. Dollars using period end spot rates. Investments are in United States enterprises and all principal balances shown are in U.S. Dollars unless otherwise noted.
(b)	Variable rate loans bear interest at a rate that may be determined by reference to the Secured Overnight Financing Rate ("SOFR"), the London Interbank Offered Rate ("LIBOR"), Euro InterBank Offered Rate ("EURIBOR"), the U.S. Prime Rate ("PRIME"), or an alternate base rate (commonly based on the Federal Funds Rate or the Prime Rate), at the borrower's option, which reset annually, semi-annually, quarterly, bi-monthly, monthly or daily. SOFR based contracts may include a credit spread adjustment that is charged in addition to the base rate and the stated spread. For each such loan, Ares Dynamic Credit Allocation Fund, Inc. (the "Fund") has provided the interest rate in effect on the date presented.
(c)	Variable rate coupon rate shown as of September 30, 2025.
(d)	Senior Loans, Collateralized Loan Obligations and Corporate Bonds exempt from registration under Rule 144A, which as of September 30, 2025 represented 152.6% of the Fund's net assets or 91.6% of the Fund's total assets, are subject to legal restrictions on sales.
(e)	This loan or a portion of this loan represents an unsettled loan purchase. The interest rate will be determined at the time of settlement and will be based upon a spread plus the applicable reference rate determined at the time of purchase.
(f)	Investments whose values were determined using significant unobservable inputs (Level 3) (See Note 3 of the Notes to Schedule of Investments).
(g)	When-Issued or delayed delivery security based on typical market settlement convention for such security.
(h)	As of September 30, 2025, the Fund had entered into the following commitment to fund a revolving senior secured loan. Such commitment is subject to the satisfaction of certain conditions set forth in the documents governing this loan and there can be no assurance that such conditions will be satisfied. See Note 2 of the Notes to Schedule of Investments for further information on revolving loan commitments.

Ares Dynamic Credit Allocation Fund, Inc. Schedule of Investments (continued) September 30, 2025 (Unaudited) (in thousands, except shares, percentages and as otherwise noted)

Unfunded Issuer	Total revolving and delayed draw loan commitments	Less: drawn commitments	Total undrawn commitments
Acropole Holding SAS	$1,152	$—	$1,152
Databricks, Inc.	901	—	901
Ivanti Security Holdings, LLC	250	—	250
Kaman Corp.	215	(20)	195
Total	$2,518	$(20)	$2,498

As of September 30, 2025, the aggregate cost of securities for Federal income tax purposes was $583,632.

Unrealized appreciation and depreciation on investments for Federal income tax purposes are as follows:

Gross unrealized appreciation	$9,050
Gross unrealized depreciation	(11,355)
Net unrealized depreciation	$(2,305)

Currencies:
£	British Pounds
€	Euro Currency
$	U.S. Dollars
Abbreviations:
144A	Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury

Ares Dynamic Credit Allocation Fund, Inc.
Notes to Schedule of Investments
September 30, 2025 (Unaudited) (in thousands, except percentages and as otherwise noted)

(1) Organization

Ares Dynamic Credit Allocation Fund, Inc. (NYSE: ARDC) ("ARDC" or the "Fund") is a corporation incorporated under the laws of the State of Maryland and registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as a closed-end, diversified, management investment company, and intends to qualify each year to be treated as a Regulated Investment Company ("RIC"), under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund commenced operations on November 27, 2012.

The Fund’s investment objective is to seek an attractive risk adjusted level of total return, primarily through current income and, secondarily, through capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in a broad, dynamically managed portfolio of (i) senior secured loans ("Senior Loans") made primarily to companies whose debt is rated below investment grade, (ii) corporate bonds ("Corporate Bonds") that are primarily high yield issues rated below investment grade, (iii) other fixed-income instruments of a similar nature that may be represented by derivatives, and (iv) securities issued by entities commonly referred to as collateralized loan obligations ("CLOs") and other asset-backed securities. Debt instruments that are rated below investment grade are often referred to as "high yield" securities or "junk bonds." The Fund’s investments in CLOs may include investments in subordinated tranches of CLO securities. The Adviser (as defined below) will dynamically allocate the Fund’s portfolio among investments in the various targeted credit markets, to seek to manage interest rate and credit risk and the duration of the Fund’s portfolio. Under normal market conditions, the Fund will not invest more than (i) 45% of its Managed Assets (as defined below) in CLOs and other asset-backed securities, or (ii) 15% of its Managed Assets in subordinated (or residual) tranches of CLO securities. "Managed Assets" means the total assets of the Fund (including any assets attributable to any preferred shares that may be issued or to indebtedness) minus the Fund’s liabilities other than liabilities relating to indebtedness.

The Fund is externally managed by Ares Capital Management II LLC (the "Adviser") pursuant to an investment advisory and management agreement. The Adviser was registered as an investment adviser with the SEC under the Investment Advisers Act of 1940 on June 9, 2011 and serves as the investment adviser to the Fund. The Adviser oversees the management of the Fund's activities and is responsible for making investment decisions for the Fund's portfolio. Ares Operations LLC, a subsidiary of Ares Management Corporation, provides certain administrative and other services necessary for the Fund to operate.

(2) Significant Accounting Policies

Basis of Presentation

The accompanying schedule of investments has been prepared on the accrual basis of accounting in conformity with U.S. generally accepted accounting principles ("GAAP"), and includes the accounts of the Fund. The Fund is an investment company following accounting and reporting guidance in Accounting Standards Codification ("ASC") Topic 946, Financial Services — Investment Companies.

Cash and Cash Equivalents

Cash and cash equivalents include funds from time to time deposited with financial institutions. Cash and cash equivalents are carried at cost, which approximates fair value.

Concentration of Credit Risk

The Fund places its cash and cash equivalents with financial institutions and, at times, cash held in depository or money market accounts may exceed the Federal Deposit Insurance Corporation insured limit.

Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the specific identification method without regard to unrealized gains or losses previously recognized, and include investments charged off during the period, net of recoveries. Unrealized gains or losses primarily reflect the change in investment values, including the reversal of previously recorded unrealized gains or losses when gains or losses are realized.

Ares Dynamic Credit Allocation Fund, Inc.
Notes to Schedule of Investments (continued)
September 30, 2025 (Unaudited) (in thousands, except percentages and as otherwise noted)

Pursuant to Rule 2a-5 under the Investment Company Act, the Fund's board of directors designated the Fund's Adviser as the Fund's valuation designee (the “Valuation Designee”) to perform the fair value determinations for investments held by the Fund without readily available market quotations, subject to the oversight of the Fund's board of directors. All investments are recorded at their fair value. See Note 3 for more information on the Fund's valuation process.

Interest Income Recognition

Interest income is recorded on an accrual basis and includes the accretion of discounts, amortization of premiums and payment-in-kind ("PIK") interest. Discounts from and premiums to par value on investments purchased are accreted/amortized into interest income over the life of the respective security using the effective yield method. To the extent loans contain PIK provisions, PIK interest, computed at the contractual rate specified in each applicable agreement, is accrued and recorded as interest income and added to the principal balance of the loan. PIK interest income added to the principal balance is generally collected upon repayment of the outstanding principal. To maintain the Fund's tax treatment as a RIC, this non-cash source of income must be paid out to shareholders in the form of dividends for the year the income was earned, even though the Fund has not yet collected the cash. The amortized cost of investments represents the original cost adjusted for any accretion of discounts, amortization of premiums and PIK interest.

Loans and corporate bonds are generally placed on non-accrual status when principal or interest payments are past due 30 days or more or when there is reasonable doubt that principal or interest will be collected in full. Accrued and unpaid interest is generally reversed when a loan or corporate bond is placed on non-accrual status. Interest payments received on non-accrual loans and corporate bonds may be recognized as income or applied to principal depending upon the Fund’s judgment regarding collectability. Non-accrual loans and corporate bonds are restored to accrual status when past due principal and interest are paid or there is no longer any reasonable doubt that such principal or interest will be collected in full and, in the Fund's judgment, are likely to remain current. The Fund may make exceptions to this policy if the loan or corporate bond has sufficient collateral value (i.e., typically measured as enterprise value of the portfolio company) or is in the process of collection.

Equity investments in a CLO recognize interest income by utilizing an effective interest methodology based upon an effective yield to maturity utilizing projected cash flows, as required by ASC Topic 325-40, Beneficial Interest in Securitized Financial Assets.

Foreign Currency Transactions

Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates effective on the date of valuation; and (ii) purchases and sales of investments and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates prevailing on transaction dates.

The Fund does not isolate that portion of the results of operations resulting from the changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included within the “net realized and unrealized gain (loss) on investments” in the statement of operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the amounts of income and expense items recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from the changes in fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transaction clearance and settlement practices, and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

Ares Dynamic Credit Allocation Fund, Inc.
Notes to Schedule of Investments (continued)
September 30, 2025 (Unaudited) (in thousands, except percentages and as otherwise noted)

Commitments and Contingencies

In the normal course of business, the Fund's investment activities involve executions, settlement and financing of various transactions resulting in receivables from, and payables to, brokers, dealers and the Fund's custodian. These activities may expose the Fund to risk in the event that such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from counterparties with whom it conducts business. Consistent with standard business practice, the Fund enters into contracts that contain a variety of indemnifications, and is engaged from time to time in various legal actions. The maximum exposure of the Fund under these arrangements and activities is unknown. However, the Fund expects the risk of material loss to be remote.

Commitments to extend credit include loan proceeds the Fund is obligated to advance, such as delayed draws or revolving credit arrangements. Commitments generally have fixed expiration dates or other termination clauses. Unrealized gains or losses associated with unfunded commitments are recorded in the financial statements and reflected as an adjustment to the fair value of the related security in the Schedule of Investments. The par amount of the unfunded commitments is not recognized by the Fund until it becomes funded.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and such differences may be material.

(3) Fair Value of Financial Instruments

The Fund follows ASC 825-10, Recognition and Measurement of Financial Assets and Financial Liabilities ("ASC 825-10"), which provides companies the option to report selected financial assets and liabilities at fair value. ASC 825-10 also establishes presentation and disclosure requirements designed to facilitate comparisons between companies that choose different measurement attributes for similar types of assets and liabilities and a better understanding of the effect of the company's choice to use fair value on its earnings. ASC 825-10 also requires entities to display the fair value of the selected assets and liabilities on the face of the balance sheet. The Fund has not elected the ASC 825-10 option to report selected financial assets and liabilities at fair value. With the exception of the line items entitled "other assets", "mandatory redeemable preferred shares", and "debt," which are reported at amortized cost, the carrying value of all other assets and liabilities approximate fair value.

The Fund also follows ASC 820-10, Fair Value Measurements and Disclosures ("ASC 820-10"), which expands the application of fair value accounting. ASC 820-10 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure of fair value measurements. ASC 820-10 determines fair value to be the price that would be received for an investment in a current sale, which assumes an orderly transaction between market participants on the measurement date. ASC 820-10 requires the Fund to assume that the portfolio investment is sold in its principal market to market participants or, in the absence of a principal market, the most advantageous market, which may be a hypothetical market. Market participants are defined as buyers and sellers in the principal or most advantageous market that are independent, knowledgeable, and willing and able to transact. In accordance with ASC 820-10, the Fund has considered its principal market as the market in which the Fund exits its portfolio investments with the greatest volume and level of activity. ASC 820-10 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. In accordance with ASC 820-10, these inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable either directly or indirectly.

• Level 3 — Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Ares Dynamic Credit Allocation Fund, Inc.
Notes to Schedule of Investments (continued)
September 30, 2025 (Unaudited) (in thousands, except percentages and as otherwise noted)

In addition to using the above inputs in investment valuations, the Valuation Designee continues to employ its net asset valuation policy and procedures that have been reviewed by the Fund's board of directors in connection with their designation of the Adviser as the Fund’s valuation designee and are consistent with the provisions of Rule 2a-5 under the Investment Company Act and ASC 820-10 (see Note 2 for more information). Consistent with its valuation policy and procedures, the Valuation Designee evaluates the source of inputs, including any markets in which the Fund's investments are trading (or any markets in which securities with similar attributes are trading), in determining fair value. For investments where there is not a readily available market value, the fair value of these investments must typically be determined using unobservable inputs.

The investments classified as Level 1 or Level 2 are typically valued based on quoted market prices, forward foreign exchange rates, dealer quotations or alternative pricing sources supported by observable inputs. The Valuation Designee obtains prices from independent pricing services which generally utilize broker quotes and may use various other pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. The Valuation Designee is responsible for all inputs and assumptions related to the pricing of securities. The Valuation Designee has internal controls in place that support its reliance on information received from third-party pricing sources. As part of its internal controls, the Valuation Designee obtains, reviews, and tests information to corroborate prices received from third-party pricing sources. For any security, if market or dealer quotations are not readily available, or if the Valuation Designee determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith by the Valuation Designee, subject to the oversight of the board of directors and will be classified as Level 3. In such instances, the Valuation Designee will use valuation techniques consistent with the market or income approach to measure fair value and will give consideration to all factors which might reasonably affect the fair value.

Senior loans and corporate bonds: The fair value of Senior Loans and Corporate Bonds is estimated based on quoted market prices, forward foreign exchange rates, dealer quotations or alternative pricing sources supported by observable inputs and are generally classified within Level 2 or 3. The Valuation Designee obtains prices from independent pricing services which generally utilize broker quotes and may use various other pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. If the pricing services are only able to obtain a single broker quote or utilize a pricing model the securities will be classified as Level 3. If the pricing services are unable to provide prices, the Valuation Designee will attempt to obtain one or more broker quotes directly from a dealer and price such securities at the last bid price obtained; such securities are classified as Level 3.

Collateralized loan obligations: The fair value of CLOs is estimated based on various valuation models from third-party pricing services. The provided prices are checked using internally developed models. The valuation models generally utilize discounted cash flows and take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, the characteristics and condition of the underlying collateral, comparable yields for similar securities and recent trading activity. These securities are classified as Level 3.

Common stock and warrants: The fair value of common stock and warrants are estimated using either broker quotes or an analysis of the enterprise value ("EV") of the portfolio company. EV means the entire value of the portfolio company to a market participant, including the sum of the values of debt and equity securities used to capitalize the enterprise at a point in time. The primary method for determining EV uses a multiple analysis whereby appropriate multiples are applied to the portfolio company's EBITDA (generally defined as net income before net interest expense, income tax expense, depreciation and amortization). EBITDA multiples are typically determined based upon review of market comparable transactions and publicly traded comparable companies, if any. The Valuation Designee may also employ other valuation multiples to determine EV, such as revenues. The second method for determining EV uses a discounted cash flow analysis whereby future expected cash flows of the portfolio company are discounted to determine a present value using estimated discount rates (typically a weighted average cost of capital based on costs of debt and equity consistent with current market conditions). The EV analysis is performed to determine the value of equity investments, the value of debt investments in portfolio companies where the Fund has control or could gain control through an option or warrant security, and to determine if there is credit impairment for debt investments. If debt investments are credit impaired, an EV analysis may be used to value such debt investments; however, in addition to the methods outlined above, other methods such as a liquidation or wind down analysis may be utilized to estimate EV.

Ares Dynamic Credit Allocation Fund, Inc.
Notes to Schedule of Investments (continued)
September 30, 2025 (Unaudited) (in thousands, except percentages and as otherwise noted)

The following table is a summary of inputs used as of September 30, 2025 in valuing the Fund's investments carried at fair value:

	Level 1 - Quoted Prices ($)	Level 2 – Other Significant Observable Inputs ($)	Level 3 - Significant Unobservable Inputs ($)	Total
Senior Loans	—	221,308	18,861	240,169
Corporate Bonds	—	191,876	—	191,876
Collateralized Loan Obligations	—	—	149,269	149,269
Total Investments	—	413,184	168,130	581,314

The following table is a reconciliation of the Fund’s investments in which significant unobservable inputs (Level 3) were used in determining fair value for the nine months ended September 30, 2025:

	Senior Loans ($)	Collateralized Loan Obligations ($)	Total ($)
Balance as of December 31, 2024	7,785	171,204	178,989
Purchases	13,514	31,021	44,535
Sales and principal redemptions	(2,606)	(48,476)	(51,082)
Net realized and unrealized gains (losses)	162	(4,687)	(4,525)
Accrued discounts	6	207	213
Balance as of September 30, 2025	18,861	149,269	168,130
Net change in unrealized gains/(losses) from investments held at September 30, 2025	151	(3,134)	(2,983)

For the nine months ended September 30, 2025, there were no net transfers in and/or out of Level 3. Transfers between Levels 2 and 3 are as a result of changes in the observability of significant inputs or available market data for certain portfolio companies.

The following table summarizes the significant unobservable inputs the Valuation Designee used to value the majority of the Fund's investments categorized within Level 3 as of September 30, 2025. The table is not intended to be all-inclusive, but instead to capture the significant unobservable inputs relevant to the Valuation Designee's determination of fair values.

			Unobservable Input
Type	Fair Value ($)	Valuation Technique	Input	Range	Weighted Average(a)
Senior Loans	18,861	Broker Quotes and/or 3rd Party Pricing Services	N/A	N/A	N/A
Collateralized Loan Obligations	149,269	Broker Quotes and/or 3rd Party Pricing Services	N/A	N/A	N/A
Total Level 3 Investments	168,130

(a) Unobservable inputs were weighted by the relative fair value of investments.

Changes in market yields may change the fair value of certain of the Fund’s investments. Generally, an increase in market yields may result in a decrease in the fair value of certain of the Fund’s investments.

Ares Dynamic Credit Allocation Fund, Inc.
Notes to Schedule of Investments (continued)
September 30, 2025 (Unaudited) (in thousands, except percentages and as otherwise noted)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the investments may fluctuate from period to period. Additionally, the fair value of the investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that the Fund may ultimately realize. Further, such investments are generally subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities. If the Fund was required to liquidate a portfolio investment in a forced or liquidation sale, it could realize significantly less than the value at which the Fund has recorded it.

In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the unrealized gains or losses reflected in the valuations currently assigned.